Intangible Assets - Summary of Intangible Assets and Goodwill (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	₺ 61,498,735	₺ 67,918,125
Additions net of amortization	(242,958)	(4,364,869)
Disposals	(226,159)	(63,000)
Transfers	523,149
Assets held for sale	(3,299,805)
Impairment (expenses)/reversals	(23,372)	(85,716)
Effects of movements in exchange rates	281,807	(1,905,805)
Balance at end of year	58,511,397	61,498,735
Gross Carrying Amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	204,450,114	196,896,845
Additions	17,093,257	11,152,761
Disposals	(495,718)	(451,780)
Transfers	523,149
Assets held for sale	(7,085,969)
Impairment (expenses)/reversals	(7,176)
Effects of movements in exchange rates	735,241	(3,147,712)
Balance at end of year	215,212,898	204,450,114
Gross Carrying Amount | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	70,152,194	73,385,234
Additions	3,613,018	1,664
Disposals	(59,797)	(57,933)
Transfers	181,814	1,504
Assets held for sale	(5,149,479)
Effects of movements in exchange rates	(430,834)	(3,178,275)
Balance at end of year	68,306,916	70,152,194
Gross Carrying Amount | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	95,767,623	89,532,740
Additions	7,908,723	5,779,710
Disposals	(173,279)	(280,355)
Transfers	453,280	340,680
Assets held for sale	(1,359,776)
Effects of movements in exchange rates	1,087,039	394,848
Balance at end of year	103,683,610	95,767,623
Gross Carrying Amount | Transmission lines software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	1,030,729	988,369
Additions	972	1,112
Disposals	(3,688)
Effects of movements in exchange rates	25,231	41,248
Balance at end of year	1,053,244	1,030,729
Gross Carrying Amount | Indefeasible right of usage [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	1,012,694	1,012,694
Additions	2,943
Balance at end of year	1,015,637	1,012,694
Gross Carrying Amount | Brand name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	11,292	13,996
Additions	53	611
Disposals	(49)	(545)
Transfers	188	124
Assets held for sale	(614)
Effects of movements in exchange rates	(102)	(2,894)
Balance at end of year	10,768	11,292
Gross Carrying Amount | Customer base [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	48,967	65,107
Effects of movements in exchange rates	(9,872)	(16,140)
Balance at end of year	39,095	48,967
Gross Carrying Amount | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	419,754	427,353
Impairment (expenses)/reversals	(7,176)
Effects of movements in exchange rates	(4,649)	(7,599)
Balance at end of year	407,929	419,754
Gross Carrying Amount | Subscriber acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	34,103,021	29,629,666
Additions	5,031,195	4,875,036
Disposals	(125,098)	(111,624)
Assets held for sale	(575,070)
Effects of movements in exchange rates	84,049	(290,057)
Balance at end of year	38,518,097	34,103,021
Gross Carrying Amount | Electricity production license [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	709,869	778,332
Effects of movements in exchange rates	(41,875)	(68,463)
Balance at end of year	667,994	709,869
Gross Carrying Amount | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	1,118,057	935,930
Additions	164,935	200,535
Disposals	(860)	(733)
Transfers	(23,060)	3
Assets held for sale	(161)
Effects of movements in exchange rates	(11,527)	(17,678)
Balance at end of year	1,247,384	1,118,057
Gross Carrying Amount | Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	75,914	127,424
Additions	371,418	294,093
Disposals	(132,947)	(590)
Transfers	(89,073)	(342,311)
Assets held for sale	(869)
Effects of movements in exchange rates	37,781	(2,702)
Balance at end of year	262,224	75,914
Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(142,951,379)	(128,978,720)
Additions - amortization	(17,336,215)	(15,517,630)
Disposals	269,559	388,780
Assets held for sale	3,786,164
Impairment (expenses)/reversals	(16,196)	(85,716)
Effects of movements in exchange rates	(453,434)	1,241,907
Balance at end of year	(156,701,501)	(142,951,379)
Accumulated depreciation, amortization and impairment [member] | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(47,255,448)	(44,068,178)
Additions - amortization	(4,275,416)	(4,523,381)
Disposals	4,766	3,162
Assets held for sale	3,194,034
Impairment (expenses)/reversals	(3)	(506)
Effects of movements in exchange rates	244,068	1,333,455
Balance at end of year	(48,087,999)	(47,255,448)
Accumulated depreciation, amortization and impairment [member] | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(72,926,450)	(66,868,545)
Additions - amortization	(6,425,747)	(5,737,378)
Disposals	135,165	272,867
Assets held for sale	204,567
Impairment (expenses)/reversals	(15,716)	(101,269)
Effects of movements in exchange rates	(980,719)	(492,125)
Balance at end of year	(80,008,900)	(72,926,450)
Accumulated depreciation, amortization and impairment [member] | Transmission lines software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(1,015,248)	(1,001,840)
Additions - amortization	(26,303)	(31,887)
Disposals	3,688
Impairment (expenses)/reversals		16,604
Effects of movements in exchange rates	(5,381)	1,875
Balance at end of year	(1,043,244)	(1,015,248)
Accumulated depreciation, amortization and impairment [member] | Indefeasible right of usage [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(579,827)	(522,256)
Additions - amortization	(63,302)	(58,315)
Effects of movements in exchange rates	454	744
Balance at end of year	(642,675)	(579,827)
Accumulated depreciation, amortization and impairment [member] | Brand name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(16,512)	(27,544)
Additions - amortization	(65)	(117)
Disposals	21	394
Assets held for sale	340
Effects of movements in exchange rates	6,401	10,755
Balance at end of year	(9,815)	(16,512)
Accumulated depreciation, amortization and impairment [member] | Customer base [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(35,051)	(49,300)
Additions - amortization	(2,005)
Effects of movements in exchange rates	8,714	14,249
Balance at end of year	(28,342)	(35,051)
Accumulated depreciation, amortization and impairment [member] | Subscriber acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(20,368,047)	(15,840,829)
Additions - amortization	(6,382,401)	(5,010,502)
Disposals	125,098	111,624
Assets held for sale	387,076
Effects of movements in exchange rates	267,239	371,660
Balance at end of year	(25,971,035)	(20,368,047)
Accumulated depreciation, amortization and impairment [member] | Electricity production license [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(9,938)	(9,154)
Additions - amortization	(30,167)
Effects of movements in exchange rates	(12,338)	(784)
Balance at end of year	(52,443)	(9,938)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(744,858)	(591,074)
Additions - amortization	(130,809)	(156,050)
Disposals	821	733
Assets held for sale	147
Impairment (expenses)/reversals	(477)	(545)
Effects of movements in exchange rates	18,128	2,078
Balance at end of year	₺ (857,048)	₺ (744,858)